Summary of Business, Basis of Presentation (Details) - CIK 0001441693 Pro Farm Group, Inc	6 Months Ended
Jun. 30, 2022
Date of incorporation	Jun. 15, 2006
Pro Farm Technogies Comercio de Insumos Agricolas do Brasil ltda [Member]
Ownership controlling interest percentage	99.00%